Bank Loans and Notes Payable - Hedging Derivatives (Details) - MXN ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 76,500,000,000	$ 67,218,000,000
Interest pay rate	5.46%
3.9% fixed to 8.6% fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate				9.40%
Interest receive rate				4.40%
MXN/USD | Fixed to variable interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount			$ 14,330,000,000
Interest pay rate			8.90%
Interest receive rate			3.90%
MXN/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount			$ 10,000,000,000
Interest pay rate			8.90%
Interest receive rate			3.50%
MXN/USD | 3.9% fixed to 8.6% fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 36,961,000,000	$ 0	$ 5,398,000,000
Interest pay rate		8.60%	9.40%
Interest receive rate		3.90%	4.40%
EUR/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 12,316,000,000	$ 12,415,000,000
Interest pay rate		1.90%	1.90%
Interest receive rate		0.70%	0.70%
BRL/USD | Fixed to variable interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 6,289,000,000	$ 7,094,000,000
Interest pay rate		14.40%	12.10%
Interest receive rate		2.30%	2.30%
BRL/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 8,624,000,000	$ 9,729,000,000
Interest pay rate		8.00%	8.00%
Interest receive rate		2.80%	2.80%
Colombian pesos | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 1,049,000,000	$ 1,184,000,000
Interest pay rate		6.30%	6.30%
Interest receive rate		2.80%	2.80%
Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 8,983,000,000	$ 10,134,000,000
Interest pay rate		4.50%	4.80%
Interest receive rate		1.90%	1.90%
Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 2,278,000,000	$ 2,331,000,000
Interest pay rate		6.10%	3.60%
Interest receive rate		6.00%	1.90%
2026
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 5,541,000,000
2026 | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount			$ 4,483,000,000
2026 | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount			2,339,000,000
2026 | BRL/USD | Fixed to variable interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 4,492,000,000
Interest pay rate		15.70%
Interest receive rate		2.10%
2026 | BRL/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
2026 | Colombian pesos | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 1,049,000,000
Interest pay rate		6.30%
Interest receive rate		2.80%
2026 | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 0
Interest pay rate		0.00%
Interest receive rate		0.00%
2027
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 1,797,000,000
2027 | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		7,217,000,000	7,243,000,000
2027 | BRL/USD | Fixed to variable interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 1,797,000,000
Interest pay rate		11.30%
Interest receive rate		2.80%
2028
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 9,043,000,000
2028 | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		11,913,000,000	19,300,000,000
2028 | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		2,278,000,000
2028 | EUR/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 6,765,000,000
Interest pay rate		1.70%
Interest receive rate		0.50%
2028 | Mexican pesos | Variable to fixed interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 2,278,000,000
Interest pay rate		6.10%
Interest receive rate		6.00%
2029
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 0
2029 | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		8,705,000,000	6,819,000,000
2030
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		14,499,000,000
2030 | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		1,327,000,000	2,182,000,000
2030 | MXN/USD | 3.9% fixed to 8.6% fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 5,875,000,000
Interest pay rate		7.60%
Interest receive rate		2.80%
2030 | BRL/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 8,624,000,000
Interest pay rate		8.00%
Interest receive rate		2.80%
2031 and thereafter
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 45,620,000,000
2031 and thereafter | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		8,983,000,000	$ 10,134,000,000
2031 and thereafter | MXN/USD | 3.9% fixed to 8.6% fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 31,086,000,000
Interest pay rate		8.80%
Interest receive rate		4.10%
2031 and thereafter | EUR/USD | Fixed to fixed interest rate | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 5,551,000,000
Interest pay rate		2.10%
Interest receive rate		1.00%
2031 and thereafter | Mexican pesos | Fixed to variable interest rate | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount		$ 8,983,000,000
Interest pay rate		4.50%
Interest receive rate		1.90%